Income Taxes (Details) - Schedule of Income Tax Provision (Benefit) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal
Current					$ 1,579,608	$ 339,899
Deferred
State and Local
Current
Deferred
Income tax provision/(benefit)					$ 1,579,608	$ 339,899